FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Table)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Schedule of liquidity risk

	December 31, 2016
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	56,239	57,515	57,515	—	—	—
Long-term debts	72,674	85,021	2,672	27,277	30,535	24,537
Loans from Sinopec Group Company and fellow subsidiaries	63,352	63,678	18,790	2,092	42,796	—
Trade accounts payable	174,301	174,301	174,301	—	—	—
Bills payable	5,828	5,828	5,828	—	—	—
Accrued expenses and other payables	81,781	81,781	81,781	—	—	—

	454,175	468,124	340,887	29,369	73,331	24,537

	December 31, 2017
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	55,338	56,562	56,562	—	—	—
Long-term debts	55,804	66,202	2,166	14,477	32,316	17,243
Loans from Sinopec Group Company and fellow subsidiaries	68,631	68,950	25,504	4,439	39,007	—
Trade accounts payable	200,073	200,073	200,073	—	—	—
Bills payable	6,462	6,462	6,462	—	—	—
Accrued expenses and other payables	99,588	99,588	99,588	—	—	—

	485,896	497,837	390,355	18,916	71,323	17,243

Schedule of currency risk
	December 31,
	2016	2017
Gross exposure arising from loans and borrowings
US Dollars	126	204

Schedule of analysis of currency risk
	December 31,
	2016	2017

US Dollars	33	50

Schedule of fair values of financial instruments

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale financial assets:
- Listed	262	—	—	262
Derivative financial instruments:
- Derivative financial assets	29	733	—	762

	291	733	—	1,024

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	2,586	1,886	—	4,472

	2,586	1,886	—	4,472

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit and loss:
- Structured deposit	—	—	51,196	51,196
Available-for-sale financial assets:
- Listed	178	—	—	178
Derivative financial instruments:
- Derivative financial assets	343	183	—	526

	521	183	51,196	51,900

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	1,277	1,388	—	2,665

	1,277	1,388	—	2,665

	December 31,
	2016	2017
	RMB	RMB

Carrying amount	110,969	79,738
Fair value	109,308	78,040